Commitments and contingencies (Details Textual) - USD ($) $ in Thousands	1 Months Ended		2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2014	Sep. 30, 2014	Oct. 31, 2014	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Contract Revenue Cost				$ 0	$ 6,668	$ 0	$ 33,482
Indemnification Under the Omnibus Agreement								$ 3,100
Contractual Obligation				$ 500		$ 500
Restatement Adjustment [Member]
Deferred Revenue, Revenue Recognized			$ 4,900
Construction Contracts [Member]
Indemnification Under the Omnibus Agreement								2,000
PGN [Member]
Contract Revenue Cost	$ 7,100
Indemnification Under the Omnibus Agreement	$ 6,700	$ 6,500						$ 2,000